Financial risk management - Financial risk factors (Details) € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Financial risk management
Financial assets held at fair value through profit or loss			€ 0	€ 8,951
Financial assets	€ 4,128,033		4,797,436	5,357,438
Financial liabilities	119,137		111,582	167,505
Liquidity risk
Cash and cash equivalents	508,117	$ 97.3	2,233,368	2,135,187
Current financial investments and cash and cash equivalents	4,094,062		4,703,177	5,169,349
Equity instruments
Financial risk management
Financial assets held at fair value through profit or loss				8,951
Current financial investments [member]
Financial risk management
Financial assets held at fair value through profit or loss	1,292,514		1,317,460	1,571,858
Financial assets at amortized cost	2,293,431		1,152,349	1,454,420
Cash and cash equivalents [member]
Financial risk management
Financial assets	508,117		2,233,368	2,135,187
Restricted cash (current and non-current)
Financial risk management
Financial assets	4,569		1,425	1,482
Other non-current assets.
Financial risk management
Financial assets	1,209		1,048	907
Trade and other receivables (excl prepayments)
Financial risk management
Financial assets	28,194		91,786	184,632
Current financial instruments
Financial risk management
Financial liabilities	19		204	3,164
Current contingent consideration related to milestones CellPoint
Financial risk management
Financial liabilities	8,485
Non-current contingent consideration related to milestones CellPoint
Financial risk management
Financial liabilities	13,582
Trade & other liabilities
Financial risk management
Financial liabilities	68,928		84,519	134,905
Lease liabilities [member]
Financial risk management
Financial liabilities	€ 21,901		€ 26,859	€ 29,436